STATEMENT OF CASH FLOWS	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Financing Activities:
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	$ 324,876,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Cash Flows from Operating Activities:
Net loss	(1,658,775)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Payment of formation costs through issuance of Class B ordinary shares	15,092
Interest earned on marketable securities held in Trust Account	(49,590)
Change in fair value of warrant liability	(406,549)
Allocation of initial public offering costs to warrant liability	510,982
Unrealized loss on marketable securities held in Trust Account	785
Changes in operating assets and liabilities:
Prepaid expenses	(608,945)
Accrued expenses	1,112,155
Net cash used in operating activities	(1,084,845)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(239,746,320)
Net cash (used in) provided by investing activities	(239,746,320)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	234,951,394
Proceeds from sale of Private Placement Warrants	6,794,926
Proceeds from promissory note - related party	100,349
Repayment of promissory note - related party	(100,349)
Payment of offering costs	(195,229)
Net cash used in financing activities	241,551,091
Net Change in Cash	719,926
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	719,926
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	215,057,051
Change in value of common stock subject to possible redemption	(2,081,607)
Initial classification of warrant liability	13,679,333
Deferred underwriting fee payable	8,391,121
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	9,908
Offering costs included in accrued offering costs	$ 372,483